Fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 29,010,323	R$ 23,899,551
Derivative financial liabilities	54,114	70,048
Loans and advances to customers, net of provisions for expected loss	45,251,104	33,327,355
Financial liabilities, accounting value	84,413,427	64,141,949
Financial liabilities, fair value	84,489,405	64,127,056
Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	84,489,405	64,127,056
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		70,048
Financial liabilities at fair value through profit or loss, category | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		0
Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		70,048
Financial liabilities at fair value through profit or loss, category | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		0
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	2,083,108	1,374,397
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	773,370	648,194
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,309,738	726,203
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	24,722,242	20,912,538
Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	21,291,742	16,413,025
Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	3,430,500	4,499,513
Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	54,114
Financial liabilities at fair value through profit or loss, category | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	54,114
Financial liabilities at fair value through profit or loss, category | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	63,784,381	47,529,290
Financial assets, fair value	63,419,996	47,137,163
Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,184,277	1,047,312
Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	405,523	0
Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	50,161,025	39,696,055
Deposits from customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	54,883,084	42,803,229
Financial liabilities, fair value	54,911,778	42,804,543
Deposits from customers [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Deposits from customers [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	54,911,778	42,804,543
Deposits from customers [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Deposits from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	14,585,704	11,319,577
Financial liabilities, fair value	14,585,740	11,319,577
Deposits from banks [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Deposits from banks [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	14,585,740	11,319,577
Deposits from banks [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	14,127,144	9,890,219
Financial liabilities, fair value	14,174,392	9,874,012
Securities issued | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Securities issued | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	14,174,392	9,874,012
Securities issued | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Borrowings and on-lending [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	817,495	128,924
Financial liabilities, fair value	817,495	128,924
Borrowings and on-lending [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Borrowings and on-lending [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	817,495	128,924
Borrowings and on-lending [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		70,048
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		0
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		70,048
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		0
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	54,114
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	54,114
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Amounts due from financial institution | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,600,218	6,194,960
Financial assets, fair value	4,595,148	6,192,419
Amounts due from financial institution | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Amounts due from financial institution | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Amounts due from financial institution | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	4,595,148	6,192,419
Cash and cash equivalents | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,801,513	1,108,394
Financial assets, fair value	3,801,513	1,108,394
Cash and cash equivalents | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	485,596	464,397
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	485,596	432,316
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	32,081
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	20,298,248	16,183,821
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	20,298,248	16,183,821
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Brazilian government securities [Member] | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,301,136	1,189,489
Financial assets, fair value	1,184,277	1,047,312
Brazilian government securities [Member] | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,184,277	1,047,312
Brazilian government securities [Member] | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Brazilian government securities [Member] | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	672,512	389,987
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	15,987
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	672,512	374,000
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	107,671	158,713
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	107,671	158,713
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Securities issued abroad [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	29,148
Securities issued abroad [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	29,148
Securities issued abroad [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Securities issued abroad [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	3,734,933	3,830,102
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	993,494	229,204
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	2,741,439	3,600,898
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Securities issued abroad [Member] | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	405,523
Financial assets, fair value	405,523
Securities issued abroad [Member] | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Securities issued abroad [Member] | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	405,523
Securities issued abroad [Member] | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Investment funds [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	539,185	293,213
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	258,626	199,891
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	280,559	93,322
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		706,022
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		0
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		706,022
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		0
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	297,752	226,237
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	297,752	226,237
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	581,390	33,880
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	581,390	33,880
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Derivatives | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	58,915	563
Derivatives | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Derivatives | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	58,915	563
Derivatives | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Loans and advances to customers, net of provisions for expected credit losses [Member] | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,251,104	33,327,355
Financial assets, fair value	45,007,406	33,078,786
Loans and advances to customers, net of provisions for expected credit losses [Member] | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Loans and advances to customers, net of provisions for expected credit losses [Member] | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Loans and advances to customers, net of provisions for expected credit losses [Member] | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	45,007,406	33,078,786
Deposits at Central Bank of Brazil [Member] | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,867,658	5,285,402
Financial assets, fair value	7,867,658	5,285,402
Deposits at Central Bank of Brazil [Member] | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Deposits at Central Bank of Brazil [Member] | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Deposits at Central Bank of Brazil [Member] | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Rural product certificate [Member] | Financial instruments that are not measured at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	557,229	423,690
Financial assets, fair value	558,471	424,850
Rural product certificate [Member] | Financial instruments that are not measured at fair value [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Rural product certificate [Member] | Financial instruments that are not measured at fair value [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Rural product certificate [Member] | Financial instruments that are not measured at fair value [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	R$ 558,471	R$ 424,850